Schedule of Share Based Compensation (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Share-based compensation	$ 9,119,764